Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.220.8412 F: +1 202.637.3593 ericsimanek@ eversheds-sutherland.us

February 7, 2025

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Wedbush Series Trust (the “Trust”) Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Trust, we are filing, pursuant to the Securities Act of 1933, as amended and under the Investment Company Act of 1940, as amended, the Trust’s registration statement on Form N-1A.

If you have any questions, please call the undersigned at the above number.

Sincerely,

/s/ Eric Simanek
Eric Simanek

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